Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 03, 2014
Registrant Name	dei_EntityRegistrantName	TCG Financial Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001574745
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 03, 2014
TCG Daily Liquidity Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of TCG Daily Liquidity Government Money Market Fund (“Fund”), a series of TCG Financial Series Trust II (“Trust”), is to achieve preservation of capital, current income, liquidity and stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG Daily Liquidity Government Money Market Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The calculations for years after Year #1 in the example assume that the Fund’s Rule 12b-1 Distribution Fee has been included.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the TCG Daily Liquidity Government Money Market Fund (the “Fund”) seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund’s assets will be invested in certain obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements with regard to such obligations. The Fund will invest in deposits (“Deposits”) which are exclusively in accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that are backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund’s Deposits will not exceed the FDIC’s Standard Maximum Deposits Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each Deposit. Accordingly, because each of the Fund’s Deposits will fall within these FDIC amount limits, the entire amount of each of the Fund’s Deposit will be fully insured by the FDIC.  The Fund may invest in other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment advisor, TCG Financial Services, LLC, pursuant to guidelines approved by the Trust’s Board of Trustees.

In satisfaction of the quality requirements of Rule 2a-7, all securities acquired by the Funds will be determined at the time of purchase by TCG, under guidelines established by the Trust’s Board, to present minimal credit risks and will be “Eligible Securities.” An “Eligible Security” is:

1. a Rated Security (as hereinafter defined) with a remaining maturity of 397 days or less that has received a short-term rating by one of the nationally recognized statistical rating organizations (an “NRSRO”) in one of the two highest short term rating categories (within which there may be sub categories or gradations indicating relative standing); or

2. a security that is not a Rated Security that is of comparable quality to a Rated Security, as determined by TCG; provided, however, that a security that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security is not an Eligible Security if the security has received a long term rating from any NRSRO that is not within the NRSRO’s three highest long term categories (within which there may be sub-categories or gradations indicating relative standing), unless the security has received a long-term rating from any two NRSROs that have issued a rating with respect to the security, or if only one NRSRO has issued a rating, from that NRSRO, in one of the three highest rating categories.

The Fund’s Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity (WAN) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The TCG Daily Liquidity Government Money Market Fund is subject to management risk and the Fund may not achieve its objective if the Advisor’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

New Fund Risk. The Fund is newly organized and has no operating history. While the Advisor may have experience in investment-related activities and in managing private investment funds, the Advisor has limited experience to no experience, as a manager of a registered investment company.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Investments in Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus.  In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance with those of the daily 30 day U.S. Treasury yield as reported by the U.S. Department of the Treasury.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.tcg-financial.com or by calling the Fund toll-free at 866-707-8588.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-707-8588
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcg-financial.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
TCG Daily Liquidity Government Money Market Fund | TCG Daily Liquidity Government Money Market Fund Institution Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
[1]	The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through June 1, 2015.
[2]	Estimated for the current fiscal year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 13 through 15, TCG Financial Services, LLC ('TCG Financial Services') has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund's Shareholder Servicing Plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)) as a percentage of daily net assets to 0.20% (Institutional Shares), 0.25% (Service Shares), 0.30% (Investor A Shares), 0.35% (Investor B Shares), 0.40% (Investor C Shares) until August 1, 2015 (the "contractual expense limitation agreement"). While the Fund considers 'non-routine expenses' to include, but not limited to, any reimbursement payments made by the Fund to the investment adviser of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment adviser in order to maintain a positive net yield for the fund (the 'voluntary yield waiver'), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to TCG Financial Services in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The agreement may be terminated upon ninety (90) days' written notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the TCG Daily Liquidity Government Money Market Fund.